Borrowings (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2013 Federal Home Loan Bank [Member]	Dec. 31, 2012 Federal Home Loan Bank [Member]	Dec. 31, 2011 Federal Home Loan Bank [Member]	Dec. 31, 2013 Federal Reserve Bank [Member]	Dec. 31, 2013 Line Of Credit One [Member]	Dec. 31, 2013 Line Of Credit Two [Member]
Line of Credit Facility [Line Items]
Short-term borrowings	$ 9,000,000
Credit available			181,300,000			112,100,000
Percent of assets related to credit availability	30.00%
Number of lines of credit on an unsecured basis	3
Lines of credit, unsecured basis	28,000,000						5,000,000	23,000,000
Line of credit, amount outstanding	0
Long-term borrowings	20,000,000	20,000,000		20,000,000	20,000,000
Federal funds purchased	0	0
Other short-term borrowings	0	0
Basis points over LIBOR	0.20%
Modification fee	533,000
Fututre interest expense recorded in other assets	$ 233,000
Effective interest rate	1.84%